Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	Semnur Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1659463
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001913577
Amendment Flag	true
Entity Primary SIC Number	2836
Amendment Description	EXPLANATORY NOTE This Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-290995) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 29, 2025, is being filed to include information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 filed with the SEC on February 27, 2026 and to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on October 21, 2025.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Henry Ji
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310